Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation [Abstract]
Share-based compensation
Note 8.    Share-based compensation

The expense related to compensation based on performance shares (“Performance Shares”) and stock options granted to employees and board members, is recorded in the consolidated statement of income for €17.3 million, €25.0 million and €26.8 million as of December 31, 2021, 2020 and 2019 respectively.

8.1.        Performance and restricted shares

a.         2021 Performance shares program under the Technip Energies N.V. Incentive Award Plan

The Compensation Committee of the Board of Directors, at its Meeting of February 22, 2021, established the terms and conditions of the 2021 Performance shares program (the “2021 Program”) under and pursuant to the terms of the Technip Energies N.V. Incentive Award Plan (the “Plan”). The 2021 Program provides for the allocation of Performance Shares granted in either the form of performance stock units (“PSUs”) or restricted stock units (“RSUs”). The 2021 Program (and the RSUs and PSUs granted thereunder) are administered under, and in accordance with the terms of, the Plan.

In addition, on February 22, 2021, the Compensation Committee delegated to the Chief Executive Officer the decision to implement the granting of Performance Shares under the 2021 Program. Performance Shares were allocated by the Chief Executive Officer under the 2021 Program pursuant to his decision dated April 15, 2021.

Under the 2021 Program, €21.0 million were authorized for awards. A first grant of 1,608,718 shares (representing €19.0 million at €11.81 per share) was made on April 15, 2021. A second grant of 149,316 shares (representing €1.9 million at €12.54 per share) was made on September 15, 2021.

Performance Shares generally vest after three years of service.

Share-based compensation expense is recognized ratably over the vesting period. Exceptions to the service period are the death or disability of the employee upon which vesting accelerates.

The Compensation Committee of the Board of Directors has granted certain employees, senior executives and Directors or Officers PSUs that vest subject to achieving satisfactory performances and/or RSUs that vest subject to continuous presence within the Group. Performance is based on Total Shareholder Return (“TSR”) of Technip Energies against the TSRs of a peer group of companies.

The fair value of such PSUs is estimated using a Monte Carlo simulation model, whereas RSUs’ fair value is based on the closing stock price at the grant date.

b.          Amendment to plans

In fiscal years 2020, 2019 and 2018, Technip Energies Group employees participated in TechnipFMC’s share-based payment programs.

In connection with the Spin-off and pursuant to the terms of the Employee Matters Agreement entered into between Technip Energies and TechnipFMC (the “Employee Matters Agreement”):

■      The rules of the TechnipFMC PSUs and TechnipFMC RSUs granted in June 2018 and November 2018 were amended. The modifications were related to their vesting date which was accelerated to February 2, 2021. The TechnipFMC PSUs were vested at 25% of target value, based on actual 2018-2020 performance and the RSUs were vested in full.
■       It was resolved to grant Technip Energies employees RSUs to replace the value of unvested TechnipFMC RSUs and PSUs. The number of RSUs with respect to Technip Energies shares was determined by multiplying the number of TechnipFMC shares subject to the award (for PSUs, based on the target number of shares) by an adjustment ratio. Vesting dates for the replacement grants are the same as the original grants, and PSUs are replaced with Technip Energies RSUs.

8.2.           Stock options

a.          Amendment to plans

In fiscal years 2019 and 2018 Technip Energies Group employees were granted TechnipFMC stock options.

In connection with the Spin-off and pursuant to the terms of the Employee Matters Agreement it was resolved to grant Technip Energies employees stock options to replace the value of unvested TechnipFMC stock options. The number of options with respect to Technip Energies shares was determined by multiplying the number of TechnipFMC shares subject to the award by an adjustment ratio. Vesting dates for the new grants are the same as the original grants.